Income and expenses - Financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Interest expense	€ (1,751)	€ (2,047)	€ (2,435)
Foreign exchange losses	(1,770)	(1,645)	(1,258)
Other financial expenses	(344)	(728)	(408)
Total	€ (3,865)	€ (4,420)	€ (4,101)